Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a summary of annual future minimum lease and rental commitments under noncancelable operating leases as of December 31, 2016:

(In millions)

2017	$163.7
2018	132.6
2019	103.0
2020	79.5
2021	60.2
2022 and Thereafter	176.5

$715.5